Cover	Dec. 28, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The purpose of this Amendment No.1 to the Current Report on Form 8-K of Healthcare Triangle, Inc., a Delaware corporation (the “Company”), filed with the Securities and Exchange Commission on January 2, 2024 (the “Form 8-K”), is to replace Exhibit 4.1, Form of Senior Secured 15% Original Issue Discount Convertible Promissory Note, of the Form 8-K with Exhibit 4.1 attached to this Amendment No. 1. During the Edgarization process, the wrong Exhibit 4.1 was inadvertently added. This Amendment No.1 affects only Exhibit 4.1 and does not otherwise change or update the disclosures or financial information set forth the Form 8-K as originally filed and does not otherwise reflect events occurring after the original filing of the Form 8-K.
Document Period End Date	Dec. 28, 2023
Entity File Number	001-40903
Entity Registrant Name	HEALTHCARE TRIANGLE, INC.
Entity Central Index Key	0001839285
Entity Tax Identification Number	84-3559776
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7901 Stoneridge Dr.
Entity Address, City or Town	Suite 220 Pleasanton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94588
City Area Code	925
Local Phone Number	270-4812
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	HCTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false